EATON VANCE SERIES TRUST II Two International Place Boston, MA 02110 (617) 482-8260

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Eaton Vance Tax-Managed Emerging Markets Fund (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated November 1, 2009 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 73 (“Amendment No. 73”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 73 was filed electronically with the Commission (Accession No. 0000940394-09-000812) on October 28, 2009.

EATON VANCE SERIES TRUST II on behalf of Eaton Vance Tax-Managed Emerging Markets Fund By: /s/ Maureen A. Gemma Maureen A. Gemma, Secretary

Date: November 2, 2009